Supplemental Disclosure with Respect to Cash Flows - Schedule of Significant Non-cash Transactions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Supplemental Disclosure With Respect To Cash Flows [Abstract]
Shares issued to settle other financial liability	$ 676
Fair value of Coeur shares received in disposal of property	18,782
Non cash transactions with respect to cash flows	$ 19,458